SEIX FUNDS, INC.
PRESIDENT'S LETTER
--------------------------------------------------------------------------------

                                                                    June 4, 2002

Dear Shareholder:

We are pleased to provide you with information about the Seix Funds for the period ended April 30, 2002.

We greatly appreciate your participation in the Fund. We welcome the opportunity to discuss the objectives and results of the Fund. Please do not hesitate to contact us with any questions or comments you may have regarding this report.

Sincerely,

/s/ Chistina Seix                                                /s/ John Talty
      Christina Seix, Chairman                                            John Talty, President

SAMCO FUNDS, INC.

TABLE OF CONTENTS

Portfolio of Investments
    Seix Core Bond Fund...........................   1
    Seix Intermediate Bond Fund...................   8
    Seix High Yield Fund..........................  13

Statements of Assets and Liabilities..............  19

Statements of Operations..........................  20

Statements of Changes in Net Assets...............  21

Financial Highlights..............................  22

Notes to Financial Statements.....................  27

SEIX FUNDS, INC.

Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2002                         RATE     MATURITY    PAR/FACE      VALUE (A)

-------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS: 50.8%
U.S. TREASURY OBLIGATIONS: 6.0%
U.S. Treasury Bond                     6.625%  02/15/2027  $ 2,915,000  $  3,247,721
U.S. Treasury Bond                     8.875%  02/15/2019       35,000        47,022
U.S. Treasury Bond                     9.250%  02/15/2016      940,000     1,272,818
U.S. Treasury Note                     3.500%  11/15/2006      770,000       741,486
U.S. Treasury Note                     4.875%  02/15/2012      310,000       304,817
U.S. Treasury Note                     5.000%  08/15/2011      980,000       972,574
                                                                        ------------
                                                                           6,586,438
                                                                        ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS AND
  PASS-THROUGH CERTIFICATES: 30.6%
FHLMC                                  8.500%  03/01/2020        7,848         8,366
FHLMC (TBA)                            6.000%  06/01/2031    4,195,000     4,129,453
FHLMC (TBA)                            7.000%  06/01/2016    1,310,000     1,364,446
FNMA (TBA)                             6.000%  06/01/2014    2,110,000     2,129,121
FNMA (TBA)                             6.500%  06/21/2014    3,570,000     3,662,599
FNMA (TBA)                             6.500%  06/01/2031   10,375,000    10,452,813
FNMA (TBA)                             7.000%  06/01/2029    5,135,000     5,273,003
FNMA Global Bond                       7.250%  05/15/2030      400,000       449,618
FNMA Global Note                       6.625%  11/15/2010      210,000       223,979
GNMA (TBA)                             6.500%  06/22/2030      950,000       958,906
GNMA (TBA)                             7.000%  06/01/2031    2,680,000     2,755,375
GNMA (TBA)                             7.500%  06/01/1930    2,085,000     2,179,476
                                                                        ------------
                                                                          33,587,155
                                                                        ------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS: 14.2%
FHLMC, Ser. 1944, Class GB             7.500%  04/17/2024       73,343        74,782
FNMA - Pool # 254050                   6.500%  11/01/2031      615,009       622,927
FNMA - Pool # 254092                   6.500%  12/01/2031    1,527,799     1,547,469
FNMA - Pool # 303076                   6.500%  09/01/2024      405,015       410,229
FNMA - Pool # 313877                   6.500%  12/01/2027      213,937       217,954
FNMA - Pool # 415783                   6.500%  05/01/2028       64,626        65,783
FNMA - Pool # 415796                   6.500%  05/01/2028       17,088        17,394
FNMA - Pool # 415956                   6.500%  05/01/2028       13,619        13,863
FNMA - Pool # 433330                   6.500%  08/01/2028       35,853        36,315
FNMA - Pool # 451121                   6.500%  11/01/2028      220,686       224,636
FNMA - Pool # 535285                   6.500%  02/01/2030      122,874       125,073
FNMA - Pool # 535899                   6.000%  04/01/2031      612,571       605,795
FNMA - Pool # 540913                   7.000%  06/01/2031       85,954        88,801
FNMA - Pool # 543302                   6.500%  05/01/2029       65,119        65,957
FNMA - Pool # 609594                   6.500%  11/01/2031      534,301       541,180
FNMA - Pool # 642420                   6.500%  05/01/2032    9,125,000     9,242,484
FNMA, Ser. 1997-15, Class B            7.500%  07/18/2025       57,674        58,230
FNMA, Ser. 2000-41, Class MA           7.350%  04/25/2029      108,019       110,346
GNMA - Pool # 485909                   7.500%  04/15/2031       69,786        73,204
GNMA - Pool # 506673                   7.500%  04/15/2029       48,082        50,437
GNMA - Pool # 536081                   7.500%  01/15/2031      339,581       356,210
GNMA - Pool # 544535                   7.500%  05/15/2031       73,227        76,813
GNMA - Pool # 550497                   7.500%  05/15/2031      296,822       311,357
GNMA - Pool # 571206                   7.500%  09/15/2031      499,606       524,071
GNMA - Pool # 574848                   7.500%  11/15/2031      188,896       198,146
                                                                        ------------
                                                                          15,659,456
                                                                        ------------

 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $55,677,073)          55,833,049
                                                                        ------------

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SEIX FUNDS, INC.

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
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2002                                    RATE     MATURITY    PAR/FACE     VALUE (A)

CORPORATE OBLIGATIONS: 32.2%
AEROSPACE & DEFENSE: 0.4%
Northrop Grumman Corp.                             7.750%  02/15/2031  $   415,000  $    432,357
                                                                                    ------------
AIRLINES: 0.3%
Continental Airlines, Inc.                         6.545%  02/02/2019      184,285       175,922
Southwest Airlines Co.                             6.500%  03/01/2012      135,000       135,076
                                                                                    ------------
                                                                                         310,998
                                                                                    ------------
AUTOMOTIVE: 1.7%
Daimler Chrysler North America Holdings Corp.      6.900%  09/01/2004      375,000       389,724
Daimler Chrysler North America Holdings Corp.      7.300%  01/15/2012      550,000       570,395
DaimlerChrysler AG                                 7.078%  08/16/2004      475,000       468,474
Ford Motor Credit Co.                              6.875%  02/01/2006      480,000       486,248
                                                                                    ------------
                                                                                       1,914,841
                                                                                    ------------
BANKING: 2.3%
Bank One Corp.                                     5.900%  11/15/2011      300,000       293,312
Bank One Corp.                                     7.625%  08/01/2005      265,000       287,651
First Union Capital I                              8.040%  12/01/2026      125,000       131,111
FleetBoston Financial Corp.                        7.250%  09/15/2005      190,000       204,411
Korea Development Bank                             5.250%  11/16/2006      150,000       149,161
Societe Generale Real Estate, Ser. A - Preferred
  (FRN) (144A)                                     7.640%  12/29/2049      325,000       339,574
Wachovia Corp.                                     7.550%  08/18/2005      315,000       340,430
Washington Mutual Bank (FRN)                       4.403%  05/17/2004      445,000       444,691
Wells Fargo & Co.                                  6.375%  08/01/2011      350,000       356,807
                                                                                    ------------
                                                                                       2,547,148
                                                                                    ------------
BEVERAGES, FOOD & TOBACCO: 0.6%
Coca-Cola Co. (The)                                4.000%  06/01/2005      300,000       299,160
Kellogg Co.                                        6.625%  01/29/2004      165,000       171,252
Tyson Foods, Inc.                                  7.250%  10/01/2006       95,000        98,703
Tyson Foods, Inc.                                  8.250%  10/01/2011       80,000        86,459
                                                                                    ------------
                                                                                         655,574
                                                                                    ------------
BUILDING MATERIALS: 0.4%
CRH America, Inc.                                  6.950%  03/15/2012      455,000       468,306
                                                                                    ------------
CHEMICALS: 0.9%
Eastman Chemical Co.                               7.000%  04/15/2012      550,000       562,205
Rohm & Hass Co.                                    7.850%  07/15/2029      390,000       437,733
                                                                                    ------------
                                                                                         999,938
                                                                                    ------------
COMMERCIAL SERVICES: 0.4%
Boeing Capital Corp.                               6.500%  02/15/2012      155,000       158,335
Waste Management, Inc.                             6.500%  11/15/2008      285,000       283,644
                                                                                    ------------
                                                                                         441,979
                                                                                    ------------
COMMUNICATIONS: 0.5%
News America Holdings, Inc.                        9.250%  02/01/2013      225,000       255,053
Singapore Telecommunications Ltd. (144A)           7.375%  12/01/2031      285,000       285,146
                                                                                    ------------
                                                                                         540,199
                                                                                    ------------
COSMETICS & PERSONAL CARE: 0.3%
Dial Corp.                                         7.000%  08/15/2006      295,000       303,069
                                                                                    ------------

SEIX FUNDS, INC.

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
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2002                                    RATE     MATURITY    PAR/FACE     VALUE (A)

ELECTRIC UTILITIES: 2.0%
Duke Energy Corp.                                  6.250%  01/15/2012  $   320,000  $    321,974
Florida Power & Light Co.                          6.875%  12/01/2005       85,000        90,186
Powergen US Funding LLC                            4.500%  10/15/2004      360,000       358,799
Progress Energy, Inc.                              7.100%  03/01/2011      180,000       186,376
Progress Energy, Inc.                              7.750%  03/01/2031      240,000       254,481
PSE&G Power LLC                                    7.750%  04/15/2011      170,000       179,022
Schlumberger Technology Corp. (144A)               6.500%  04/15/2012      760,000       771,322
                                                                                    ------------
                                                                                       2,162,160
                                                                                    ------------
ENTERTAINMENT & LEISURE: 0.4%
Fox Family Worldwide, Inc.(1)                      0.000%  11/01/2007      253,364       268,565
Harrah's Operating Co., Inc.                       7.125%  06/01/2007       95,000        98,004
Harrah's Operating Co., Inc.                       7.500%  01/15/2009       95,000        98,657
                                                                                    ------------
                                                                                         465,226
                                                                                    ------------
FINANCIAL SERVICES: 8.3%
Ace Capital Trust II                               9.700%  04/01/2030      210,000       249,949
BNP US Funding, LLC (144A)                         7.738%  12/31/2049      405,000       434,282
CIT Group, Inc.                                    7.375%  04/02/2007      120,000       117,353
Citigroup, Inc.                                    6.750%  12/01/2005      400,000       424,478
Citigroup, Inc.                                    7.250%  10/01/2010      145,000       155,464
Countrywide Credit Industries, Inc.                8.050%  06/15/2027      235,000       250,965
Countrywide Home Loan                              5.250%  06/15/2004      305,000       310,409
Countrywide Home Loan                              6.250%  04/15/2009      285,000       285,758
Credit Suisse FB USA, Inc.                         5.875%  08/01/2006      345,000       350,874
ERAC USA Finance Co. (144A)                        7.350%  06/15/2008      300,000       312,926
Ford Motor Credit Co.                              7.250%  10/25/2011      630,000       627,643
Ford Motor Credit Co.                              7.450%  07/16/2031      380,000       357,996
Ford Motor Credit Co. (FRN)                        4.728%  03/08/2004      280,000       275,031
General Motors Acceptance Corp.                    6.875%  09/15/2011      335,000       335,000
General Motors Acceptance Corp.                    8.000%  11/01/2031    1,150,000     1,205,621
General Motors Acceptance Corp. (FRN)              4.105%  07/30/2004      480,000       473,256
Household Finance Corp.                            6.375%  10/15/2011      500,000       482,508
MBNA Corp.                                         7.500%  03/15/2012      400,000       413,402
Monumental Global Funding (144A)                   5.200%  01/30/2007      215,000       213,532
Natexis AMBS Co. LLC (144A)                        8.440%  12/29/2049      340,000       369,245
Pemex Master Trust (144A)                          8.000%  11/15/2011      150,000       154,125
USA Education, Inc.                                2.220%  01/25/2005      369,000       369,009
Verizon Global Funding Corp.                       7.750%  12/01/2030      430,000       425,231
Washington Mutual, Inc.                            7.500%  08/15/2006      450,000       482,672
                                                                                    ------------
                                                                                       9,076,729
                                                                                    ------------
FOOD RETAILERS: 0.4%
Ahold Finance U.S.A, Inc.                          6.875%  05/01/2029      340,000       321,862
Kroger Co. (The)                                   7.500%  04/01/2031      165,000       169,995
                                                                                    ------------
                                                                                         491,857
                                                                                    ------------
FOREST PRODUCTS & PAPER: 1.4%
Domtar, Inc.                                       7.875%  10/15/2011      350,000       372,576
International Paper Co.                            6.750%  09/01/2011      690,000       702,159
Weyerhaeuser Co. (144A)                            6.750%  03/15/2012      450,000       454,188
                                                                                    ------------
                                                                                       1,528,923
                                                                                    ------------

SEIX FUNDS, INC.

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
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2002                                    RATE     MATURITY    PAR/FACE     VALUE (A)

HEALTH CARE PROVIDERS: 0.4%
HCA, Inc.                                          7.000%  07/01/2007  $    70,000  $     71,758
HCA-The Healthcare Co.                             7.125%  06/01/2006       90,000        93,239
HCA-The Healthcare Co.                             7.875%  02/01/2011       50,000        53,177
Wellpoint Health Network                           6.375%  06/15/2006      200,000       206,390
                                                                                    ------------
                                                                                         424,564
                                                                                    ------------
HEAVY MACHINERY: 0.6%
Caterpillar, Inc.                                  7.300%  05/01/2031      405,000       435,917
United Technologies Corp.                          7.500%  09/15/2029      240,000       263,777
                                                                                    ------------
                                                                                         699,694
                                                                                    ------------
INSURANCE: 1.1%
Anthem Insurance Companies, Inc. (144A)            9.000%  04/01/2027      380,000       412,144
Anthem Insurance Companies, Inc. (144A)            9.125%  04/01/2010      140,000       155,161
Humana, Inc.                                       7.250%  08/01/2006       75,000        77,282
Marsh & McLennan Cos., Inc. (144A)                 5.375%  03/15/2007      205,000       206,384
MetLife, Inc.                                      5.250%  12/01/2006      190,000       189,731
St. Paul Cos., Inc. (The)                          5.750%  03/15/2007      175,000       176,933
                                                                                    ------------
                                                                                       1,217,635
                                                                                    ------------
MEDIA - BROADCASTING & PUBLISHING: 1.1%
AOL Time Warner, Inc.                              6.150%  05/01/2007      215,000       208,505
AOL Time Warner, Inc.                              7.625%  04/15/2031      535,000       499,372
Comcast Cable Communications                       7.125%  06/15/2013      105,000       101,399
Cox Communications, Inc.                           6.400%  08/01/2008      130,000       125,403
Scholastic Corp.                                   5.750%  01/15/2007       95,000        94,348
Thomson Corp.                                      5.750%  02/01/2008      205,000       203,253
                                                                                    ------------
                                                                                       1,232,280
                                                                                    ------------
MEDICAL SUPPLIES: 0.1%
Apogent Technologies, Inc., Ser. B                 8.000%  04/01/2011      100,000       107,277
                                                                                    ------------
METALS: 0.4%
Alcoa, Inc.                                        2.200%  12/06/2004      285,000       285,085
CMS Panhandle Holding Co.                          6.125%  03/15/2004      165,000       168,571
                                                                                    ------------
                                                                                         453,656
                                                                                    ------------
OIL & GAS: 2.8%
BP Capital Markets PLC                             4.000%  04/29/2005      375,000       373,073
Burlington Resources Finance Co.                   7.200%  08/15/2031       90,000        89,926
California Petroleum Transport Corp.               8.520%  04/01/2015      200,000       211,826
Devon Financing Corp. ULC                          6.875%  09/30/2011      150,000       151,915
Devon Financing Corp. ULC                          7.875%  09/30/2031      555,000       583,280
Kerr-McGee Corp.                                   7.875%  09/15/2031       55,000        59,879
Kinder Morgan Energy Partners LP                   7.400%  03/15/2031      285,000       286,934
Kinder Morgan Energy Partners LP                   7.750%  03/15/2032      130,000       136,322
KN Capital Trust III                               7.630%  04/15/2028      265,000       255,811
Occidental Petroleum Corp.                         8.450%  02/15/2029       60,000        70,192
PennzEnergy Co.                                   10.250%  11/01/2005       65,000        74,163
Phillips Petroleum Co.                             6.375%  03/30/2009      135,000       139,808
Phillips Petroleum Co.                             8.750%  05/25/2010      240,000       278,423
Transocean Sedco Forex, Inc.                       9.500%  12/15/2008      190,000       222,300
Williams Cos, Inc.                                 7.125%  09/01/2011       95,000        92,072
                                                                                    ------------
                                                                                       3,025,924
                                                                                    ------------
REAL ESTATE: 0.5%
EOP Operating LP                                   7.000%  07/15/2011      280,000       281,382
EOP Operating LP                                   7.750%  11/15/2007      275,000       294,139
                                                                                    ------------
                                                                                         575,521
                                                                                    ------------

SEIX FUNDS, INC.

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
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2002                                    RATE     MATURITY    PAR/FACE     VALUE (A)

RETAILERS: 0.4%
Federated Deptartment Stores, Inc.                 6.625%  04/01/2011  $   135,000  $    135,724
Wal-Mart Stores                                    7.550%  02/15/2030      235,000       266,812
                                                                                    ------------
                                                                                         402,536
                                                                                    ------------
TELEPHONE SYSTEMS: 3.7%
AT&T Corp.                                         6.500%  03/15/2029      150,000       113,465
AT&T Corp. (144A)                                  8.000%  11/15/2031      655,000       575,706
AT&T Wireless Services, Inc.                       7.875%  03/01/2011      140,000       136,788
AT&T Wireless Services, Inc.                       8.125%  05/01/2012      130,000       128,103
AT&T Wireless Services, Inc.                       8.750%  03/01/2031      315,000       308,553
Citizens Communications Co.                        9.000%  08/15/2031      460,000       472,112
Sprint Capital Corp. (144A)                        8.750%  03/15/2032      290,000       276,600
Sprint Corp.                                       6.875%  11/15/2028      540,000       418,591
Sprint Corp.                                       5.700%  11/15/2003      275,000       265,439
Telus Corp.                                        8.000%  06/01/2011      850,000       861,213
Verizon Wireless, Inc. (144A)                      5.375%  12/15/2006      565,000       540,407
                                                                                    ------------
                                                                                       4,096,977
                                                                                    ------------
TRANSPORTATION: 0.8%
Canadian National Railway Co.                      6.375%  10/15/2011      150,000       150,860
Norfolk Southern Corp.                             7.250%  02/15/2031      260,000       264,534
Sabre Holdings                                     7.350%  08/01/2011      240,000       239,980
Union Pacific Corp.                                6.125%  01/15/2012       65,000        63,625
Union Pacific Corp.                                7.600%  05/01/2005      130,000       140,474
                                                                                    ------------
                                                                                         859,473
                                                                                    ------------
 TOTAL CORPORATE OBLIGATIONS (COST - $35,467,784)                                     35,434,841
                                                                                    ------------

SOVEREIGN DEBT OBLIGATIONS: 1.8%
CANADA: 0.7%
Government Of Quebec                               5.750%  02/15/2009      190,000       190,584
Nova Scotia Province                               5.750%  02/27/2012      150,000       147,856
Province of Quebec                                 7.500%  09/15/2029      415,000       463,280
                                                                                    ------------
                                                                                         801,720
                                                                                    ------------
MEXICO: 0.3%
United Mexican States                              7.500%  01/14/2012      140,000       142,170
United Mexican States                              8.300%  08/15/2031      155,000       158,255
                                                                                    ------------
                                                                                         300,425
                                                                                    ------------
SWEDEN: 0.5%
SE Banken (144A)                                   6.500%  12/29/2049      545,000       557,765
                                                                                    ------------
UNITED KINGDOM: 0.3%
Royal Bank of Scotland (FRN)                       7.648%  08/31/2049      255,000       264,468
                                                                                    ------------
 TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $1,925,303)                                  1,924,378
                                                                                    ------------

PREFERRED STOCKS: 0.3%                                                        SHARES
                                                                              -----------
Centaur Funding Corp., Ser. B (144A) (Cost - $296,483)   9.080%                 285        308,602
                                                                                           ------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.4%                                               PAR/FACE
                                                                                        -----------
Amortizing Residential Collateral Trust, Ser. 2002-BC1F, Class A   2.180%   01/01/2032  $721,984     721,984
Amortizing Residential Collateral Trust, Series 2001-BC6,
  Class A (FRN)                                                     2.200%  10/25/2031      457,513       458,252
IMPAC CMB Trust, Ser. 2002-1, Class A1                              2.170%  03/25/2032      346,508       346,833
Washington Mutual, Ser. 2000-1, Class A1 (FRN)                      6.403%  06/25/2024       26,889        26,872
                                                                                                     ------------
 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST - $1,553,158)                                          1,553,941
                                                                                                     ------------

SEIX FUNDS, INC.

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
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                                   COUPON
APRIL 30, 2002                                                     RATE     MATURITY    PAR/FACE     VALUE (A)

ASSET BACKED SECURITIES: 26.5%
Aames Mortgage Trust, Ser. 1999-1, Class AF                         7.290%  07/15/2029  $   189,290  $    199,774
Aames Mortgage Trust, Ser. 1999-2, Class AF                         7.589%  10/15/2029      285,651       302,604
ABSC Long Beach Home Mortgage Loan Trust, Series 2001-4 II,
  Class A                                                           2.494%  03/25/2032      484,276       485,112
American Express Master Trust, Ser. 2000-2, Class A (FRN)           2.690%  09/17/2007      550,000       551,769
American Express Master Trust, Ser. 2001-1, Class A                 2.433%  10/15/2005      685,000       685,860
Americredit Automobile Receivables Trust, Ser. 2001-C, Class A3     3.646%  04/12/2006      175,000       175,193
Americredit Automobile Receivables Trust, Ser. 2001-D, Class A3     2.726%  09/12/2006      455,000       456,861
Americredit Automobile Receivables Trust, Ser. 2002-A, Class A4     4.610%  01/12/2009      485,000       486,372
Ameriquest Mortgage Securities, Inc., Ser. 2002-1, Class AV         2.210%  05/25/2032      791,124       792,086
AMNT, Ser. 2000-2, Class A (FRN)                                    5.680%  09/18/2006      125,000       125,055
Asset Securitization Corp., Ser. 1996-MD6, Class A1B                6.880%  11/13/2026      700,000       732,154
BA Master Credit Card Trust, Ser. 2001-A, Class A                   2.020%  06/15/2008      885,000       886,793
Banc One Heloc Trust, Ser. 1996-A, Class A (FRN)                    6.821%  05/15/2021      209,004       208,838
Carco Auto Loan Master Trust, Ser. 2001-A, Class A                  1.913%  11/15/2006    1,010,000     1,011,301
Chase Credit Card Master Trust, Ser. 1997-1, Class A                6.710%  10/15/2006    1,000,000     1,000,747
Chase Credit Card Master Trust, Ser. 2002-2, Class A                1.960%  07/16/2007    1,010,000     1,010,052
Chase Funding Mortgage Loan, Ser. 2001-3, Class 2A1(1)              0.000%  10/25/2031      779,527       777,427
Cityscape Home Equity Loan Trust, Ser. 1996-3, Class AB             7.650%  09/25/2025      275,000       287,875
CMSI, Ser. 2001, Class A1                                           6.850%  02/25/2031      179,413       182,657
Contimortgage Home Equity Loan Trust, Ser. 1998-3, Class A9         5.819%  09/15/2028      388,176       388,008
Continental Airlines, Inc., Ser. 1999-2, Class A-1                  7.256%  03/15/2020      172,568       171,488
Countrywide Home Equity Loan Trust, Ser. 2001-A, Class A            5.814%  04/15/2027      476,366       475,157
Countrywide Home Equity Loan Trust, Ser. 2002-B, Class A1           2.129%  03/04/2032      594,325       593,768
Delta Air Lines, Inc., Ser. 2001-1, Class A-2                       7.111%  09/18/2011       80,000        83,163
Delta Funding Home Equity Loan Trust, Ser. 1999-3, Class A1F        7.462%  09/15/2029       80,692        85,700
Discover Card Master Trust I, Ser. 1999-5, Class A                  2.705%  12/18/2006      970,000       971,671
Discover Card Master Trust I, Ser. 2000-5, Class A                  2.705%  11/15/2007      550,000       552,168
EQCC Home Equity Loan Trust, Ser. 1998-4, Class A1F (FRN)           6.570%  01/15/2029      168,985       169,648
EQCC Home Equity Loan Trust, Ser. 1999-3, Class A7F                 7.448%  08/25/2030      314,508       333,104
Falcon Franchise Loan LLC, Ser. 2000-1, Class A1 (144A)             7.382%  05/05/2010      466,760       488,059
First Chicago Master Trust II, Ser. 1996-S, Class A                 2.650%  08/15/2004      200,000       200,024
First USA Credit Card Master Trust, Ser. 1996-4, Class A            2.050%  04/10/2009      875,000       879,055
First USA Credit Card Master Trust, Ser. 1998-4, Class A            1.970%  03/18/2008      600,000       601,358
First USA Credit Card Master Trust, Ser. 1999-3, Class A (FRN)      2.651%  01/19/2007      430,000       430,943
First USA Credit Card Master Trust, Ser. 2001-3, Class A            2.040%  11/19/2008      820,000       822,225
Fleet Credit Card Master Trust II, Ser. 2001-A, Class A             2.050%  08/15/2008      700,000       702,115
Ford Credit Auto Owner Trust, Ser. 2000-A, Class A3B                1.960%  01/15/2006      235,000       235,281
Ford Credit Auto Owner Trust, Ser. 2002-B, Class A3B                1.960%  12/15/2005      240,000       240,054
Greenpoint Home Equity Loan Trust, Ser. 2001-1, Class A2            5.253%  04/15/2027      883,976       882,389
Long Beach Mortgage Loan Trust, Ser. 2002-1, Class 2A1              2.200%  06/25/2032      900,000       900,675
MBNA Credit Card Master Note Trust, Ser. 2001-A4, Class A           2.030%  02/15/2007    1,750,000     1,753,785
MBNA Master Credit Card Trust, Ser. 1995-A, Class A                 4.860%  01/16/2007      410,000       412,163
MBNA Master Credit Card Trust, Ser. 1998-F, Class A                 3.250%  02/15/2008      750,000       750,889
Mellon Bank Home Equity Loan Trust, Ser. 2001-1, Class A (FRN)      5.511%  03/20/2027      108,881       108,653
Mellon Bank Home Equity Loan Trust, Ser. 2001-TBC1, Class A1
  (FRN)                                                             2.198%  11/15/2031       85,358        85,518
Merrill Lynch Home Equity Loan, Ser. 1997-1, Class A (FRN)          5.994%  09/25/2027      635,165       631,955
New Century Home Equity Loan Trust, Ser. 1999-NCB, Class A4         7.530%  09/25/2028       70,000        73,863
New Century Home Equity Loan Trust, Ser. 1999-NCB, Class A7         7.540%  06/25/2029      262,994       279,420
Option One Mortgage Loan Trust, Ser. 2000-A, Class A5 (FRN)         6.000%  08/20/2030      248,894       248,536
Option One Mortgage Loan Trust, Ser. 2002-3, Class A1               2.100%  08/25/2032      950,000       949,703
Residential Asset Mortgage Products, Inc. Ser. 2001-RS1,
  Class AI3                                                         6.340%  06/25/2026      235,000       241,601
Residential Asset Securities Corp., Ser. 2001-KS1, Class AII        5.290%  03/25/2032      205,192       204,682
Residential Asset Securities Corp., Ser. 2001-KS4, Class A2         2.170%  05/25/2032      892,307       892,761
Soundview Home Equity Loan Trust, Ser. 2001-1, Class A              6.265%  04/15/2031      151,483       156,878
Systems 2001 Asset Trust, Ser. 2001, Class G (144A)                 6.664%  09/15/2013      489,749       510,504
UCFC Home Equity Loan, Ser. 1997-A1, Class A6                       7.435%  11/15/2024      190,000       196,595
UCFC Home Equity Loan, Ser. 1997-C, Class A7                        6.845%  01/15/2029      298,919       312,588
UCFC Home Equity Loan, Ser. 1997-D, Class A5                        6.755%  11/15/2023      785,000       802,761
                                                                                                     ------------
 TOTAL ASSET BACKED SECURITIES (COST - $29,024,564)                                                    29,177,438
                                                                                                     ------------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------------------------
Seix Core Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                                   COUPON
APRIL 30, 2002                                                     RATE     MATURITY    PAR/FACE     VALUE (A)

REPURCHASE AGREEMENTS: 13.3%
Investors Bank & Trust Company Repurchase Agreement, in
  the amount of $14,667,855: Issued 4/30/2002 (collateralized by
  $15,153,403 par of FHLMC, 4.570% due 8/15/2020 with a market
  value of $15,401,248) (Cost - $14,667,855)                        0.950%  05/01/2002  $14,667,855  $ 14,667,855
                                                                                                     ------------
SHORT-TERM INVESTMENTS: 2.5%
U.S. Treasury Bill(2)                                               1.745%  06/27/2002    1,405,000     1,401,118
U.S. Treasury Bill(2)                                               1.750%  06/06/2002    1,300,000     1,297,725
                                                                                                     ------------
 TOTAL SHORT-TERM INVESTMENTS (COST - $2,698,843)                                                       2,698,843
                                                                                                     ------------

TOTAL INVESTMENTS: 128.8% (COST - $141,311,063)                                                       141,598,947

LIABILITIES, NET OF OTHER ASSETS: (28.8%)                                                             (31,642,214)
                                                                                                     ------------

NET ASSETS: 100.0%
Applicable to 11,052,142 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                                      $109,956,733
                                                                                                     ============

Summary of Abbreviations

 (1)  Step coupon bond.
 (2)  Coupon rate shown represents yield to maturity at date of purchase.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2002, the aggregate value of the securities is $7,365,672 or 6.7% of the net assets.
 FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 FRN  Floating Rate Note
 GNMA Government National Mortgage Association
 TBA  To Be Announced - Security is subject to delayed delivery

See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2002                         RATE     MATURITY    PAR/FACE     VALUE (A)

------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS: 36.2%
U.S. TREASURY OBLIGATIONS: 19.7%
U.S. Treasury Bond                     9.250%  02/15/2016  $  465,000   $   629,639
U.S. Treasury Note                     3.500%  11/15/2006     455,000       438,151
U.S. Treasury Note                     4.875%  02/15/2012     270,000       265,486
U.S. Treasury Note                     5.000%  08/15/2011      20,000        19,848
U.S. Treasury Note                     5.750%  08/15/2003   4,405,000     4,580,856
U.S. Treasury Note                     7.000%  07/15/2006   1,520,000     1,674,672
                                                                        -----------
                                                                          7,608,652
                                                                        -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS AND
  PASS-THROUGH CERTIFICATES: 3.6%
FNMA Global Note                       6.625%  11/15/2010   1,300,000     1,386,537
                                                                        -----------
U.S. GOVERNMENT AGENCY COLLATERALIZED
  MORTGAGE OBLIGATIONS: 12.9%
FNMA - Pool # 254092                   6.500%  12/01/2031   1,248,264     1,264,336
FNMA - Pool # 254311                   6.500%  04/01/2032   3,250,000     3,291,844
FNMA - Pool # 609594                   6.500%  11/01/2031     431,190       436,742
                                                                        -----------
                                                                          4,992,922
                                                                        -----------
 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST - $13,902,589)         13,988,111
                                                                        -----------

CORPORATE OBLIGATIONS: 42.2%
AEROSPACE & DEFENSE: 0.5%
Northrop Grumman Corp.                 7.125%  02/15/2011     175,000       179,109
                                                                        -----------
AIRLINES: 0.3%
Continental Airlines, Inc.             6.545%  02/02/2019     107,874       102,979
                                                                        -----------
AUTOMOTIVE: 2.2%
Daimler Chrysler North America
  Holdings Corp.                       6.900%  09/01/2004     200,000       207,853
Daimler Chrysler North America
  Holdings Corp.                       7.300%  01/15/2012     300,000       311,125
DaimlerChrysler AG                     7.200%  09/01/2009     130,000       134,383
Ford Motor Credit Co.                  6.875%  02/01/2006     200,000       202,603
                                                                        -----------
                                                                            855,964
                                                                        -----------
BANKING: 4.5%
Bank One Corp.                         5.900%  11/15/2011     100,000        97,771
Bank One Corp.                         7.625%  08/01/2005     170,000       184,531
FleetBoston Financial Corp.            7.250%  09/15/2005      85,000        91,447
Korea Development Bank                 5.250%  11/16/2006      80,000        79,553
MBNA Corp.                             6.250%  01/17/2007     135,000       136,131
Societe Generale Real Estate, Ser.
  A - Preferred (FRN) (144A)           7.640%  12/29/2049     485,000       506,749
Toyota Motor Credit                    5.650%  01/15/2007     310,000       315,689
Wachovia Corp.                         7.550%  08/18/2005     145,000       156,706
Wells Fargo & Co.                      6.375%  08/01/2011     170,000       173,306
                                                                        -----------
                                                                          1,741,883
                                                                        -----------
BEVERAGES, FOOD & TOBACCO: 1.0%
Coca-Cola Co. (The)                    4.000%  06/01/2005     175,000       174,510
Kellogg Co.                            6.625%  01/29/2004      55,000        57,084
Tyson Foods, Inc.                      7.250%  10/01/2006     110,000       114,288
Tyson Foods, Inc.                      8.250%  10/01/2011      45,000        48,633
                                                                        -----------
                                                                            394,515
                                                                        -----------
BUILDING MATERIALS: 0.5%
CRH America, Inc.                      6.950%  03/15/2012     190,000       195,556
                                                                        -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2002                                    RATE     MATURITY    PAR/FACE    VALUE (A)

CHEMICALS: 0.9%
Eastman Chemical Co.                               7.000%  04/15/2012  $  220,000   $   224,882
Rohm & Haas Co.                                    7.400%  07/15/2009     100,000       109,318
                                                                                    -----------
                                                                                        334,200
                                                                                    -----------
COMMERCIAL SERVICES: 0.5%
Boeing Capital Corp.                               6.500%  02/15/2012      60,000        61,291
Waste Management, Inc.                             6.500%  11/15/2008     125,000       124,405
                                                                                    -----------
                                                                                        185,696
                                                                                    -----------
COMMUNICATIONS: 1.3%
News America Holdings, Inc.                        7.600%  10/11/2015      65,000        66,151
Singapore Telecommunications Ltd. (144A)           6.375%  12/01/2011     440,000       437,640
                                                                                    -----------
                                                                                        503,791
                                                                                    -----------
COSMETICS & PERSONAL CARE: 0.2%
Dial Corp.                                         7.000%  08/15/2006      75,000        77,051
                                                                                    -----------
ELECTRIC UTILITIES: 3.2%
Duke Energy Corp.                                  6.250%  01/15/2012     215,000       216,326
Florida Power & Light Co.                          6.875%  12/01/2005      45,000        47,746
New Century Energies                               8.750%  03/01/2022     280,000       295,540
Powergen US Funding LLC                            4.500%  10/15/2004     165,000       164,450
Progress Energy, Inc.                              6.750%  03/01/2006     160,000       165,805
Schlumberger Technology Corp. (144A)               6.500%  04/15/2012     350,000       355,214
                                                                                    -----------
                                                                                      1,245,081
                                                                                    -----------
ENTERTAINMENT & LEISURE: 0.6%
Fox Family Worldwide, Inc.(1)                      0.000%  11/01/2007     113,109       119,895
Harrah's Operating Co., Inc.                       7.125%  06/01/2007     120,000       123,795
                                                                                    -----------
                                                                                        243,690
                                                                                    -----------
FINANCIAL SERVICES: 9.8%
BNP US Funding, LLC (144A)                         7.738%  12/31/2049     215,000       230,545
CIT Group, Inc.                                    7.375%  04/02/2007      70,000        68,456
Citigroup, Inc.                                    6.750%  12/01/2005      55,000        58,366
Citigroup, Inc.                                    7.250%  10/01/2010      55,000        58,969
Countrywide Home Loan                              5.250%  06/15/2004     195,000       198,458
Countrywide Home Loan                              6.250%  04/15/2009     345,000       345,918
Credit Suisse FB USA, Inc.                         5.875%  08/01/2006     230,000       233,916
ERAC USA Finance Co. (144A)                        7.350%  06/15/2008      75,000        78,232
Ford Motor Credit Co.                              7.250%  10/25/2011     375,000       373,597
Ford Motor Credit Co. (FRN)                        4.728%  03/08/2004     190,000       186,628
General Motors Acceptance Corp.                    5.850%  01/14/2009     565,000       538,164
General Motors Acceptance Corp.                    6.875%  09/15/2011     160,000       160,000
Household Finance Corp.                            6.375%  10/15/2011     285,000       275,030
MBNA Corp.                                         7.500%  03/15/2012     155,000       160,193
Monumental Global Funding (144A)                   5.200%  01/30/2007     165,000       163,874
Natexis AMBS Co. LLC (144A)                        8.440%  12/29/2049     160,000       173,762
Pemex Master Trust (144A)                          8.000%  11/15/2011      90,000        92,475
USA Education, Inc.                                5.625%  04/10/2007      95,000        96,064
Washington Mutual, Inc.                            7.500%  08/15/2006     255,000       273,514
                                                                                    -----------
                                                                                      3,766,161
                                                                                    -----------
FOOD RETAILERS: 0.5%
Ahold Finance USA, Inc.                            6.250%  05/01/2009     180,000       179,471
                                                                                    -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2002                                    RATE     MATURITY    PAR/FACE    VALUE (A)

FOREST PRODUCTS & PAPER: 1.1%
Domtar, Inc.                                       7.875%  10/15/2011  $   80,000   $    85,160
International Paper Co.                            6.750%  09/01/2011     120,000       122,115
Weyerhaeuser Co. (144A)                            6.125%  03/15/2007     105,000       106,193
Weyerhaeuser Co. (144A)                            6.750%  03/15/2012      90,000        90,838
                                                                                    -----------
                                                                                        404,306
                                                                                    -----------
HEALTH CARE PROVIDERS: 0.3%
HCA, Inc.                                          7.000%  07/01/2007      25,000        25,628
HCA-The Healthcare Co.                             7.125%  06/01/2006      20,000        20,720
HCA-The Healthcare Co.                             7.875%  02/01/2011      15,000        15,953
Wellpoint Health Network                           6.375%  06/15/2006      55,000        56,757
                                                                                    -----------
                                                                                        119,058
                                                                                    -----------
INSURANCE: 2.0%
Anthem Insurance Companies, Inc. (144A)            9.125%  04/01/2010     115,000       127,454
Humana, Inc.                                       7.250%  08/01/2006      60,000        61,826
Marsh & McLennan Cos., Inc. (144A)                 5.375%  03/15/2007     135,000       135,912
MetLife, Inc.                                      5.250%  12/01/2006      70,000        69,901
St. Paul Cos., Inc. (The)                          5.750%  03/15/2007     170,000       171,877
XL Capital (Europe) PLC                            6.500%  01/15/2012     205,000       206,857
                                                                                    -----------
                                                                                        773,827
                                                                                    -----------
MEDIA - BROADCASTING & PUBLISHING: 1.4%
AOL Time Warner, Inc.                              6.125%  04/15/2006     130,000       127,269
Comcast Cable Communications                       7.125%  06/15/2013     175,000       168,998
Cox Communications, Inc.                           6.400%  08/01/2008      55,000        53,055
Scholastic Corp.                                   5.750%  01/15/2007      65,000        64,554
Thomson Corp.                                      5.750%  02/01/2008     120,000       118,978
                                                                                    -----------
                                                                                        532,854
                                                                                    -----------
MEDICAL SUPPLIES: 0.2%
Apogent Technologies, Inc., Ser. B                 8.000%  04/01/2011      75,000        80,457
                                                                                    -----------
METALS: 0.1%
CMS Panhandle Holding Co.                          6.125%  03/15/2004      50,000        51,082
                                                                                    -----------
OIL & GAS: 2.9%
BP Capital Markets PLC                             4.000%  04/29/2005     215,000       213,895
Devon Financing Corp. ULC                          6.875%  09/30/2011      95,000        96,213
Kinder Morgan Energy Partners, LP                  6.750%  03/15/2011     375,000       379,045
Phillips Petroleum Co.                             6.375%  03/30/2009      80,000        82,849
Phillips Petroleum Co.                             8.750%  05/25/2010     160,000       185,615
Transocean Sedco Forex, Inc.                       9.500%  12/15/2008     145,000       169,650
                                                                                    -----------
                                                                                      1,127,267
                                                                                    -----------
PHARMACEUTICALS: 1.2%
Abbott Laboratories                                5.625%  07/01/2006     460,000       472,027
                                                                                    -----------
REAL ESTATE: 0.6%
EOP Operating LP                                   7.000%  07/15/2011      60,000        60,296
EOP Operating LP                                   7.750%  11/15/2007     160,000       171,136
                                                                                    -----------
                                                                                        231,432
                                                                                    -----------
RETAILERS: 1.4%
Costco Wholesale Corp.                             5.500%  03/15/2007     175,000       177,412
Federated Deptartment Stores, Inc.                 6.625%  04/01/2011      75,000        75,402
May Department Stores Co.                          8.375%  10/01/2022      90,000        93,659
Target Corp.                                       5.400%  10/01/2008     200,000       198,116
                                                                                    -----------
                                                                                        544,589
                                                                                    -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2002                                    RATE     MATURITY    PAR/FACE    VALUE (A)

TELEPHONE SYSTEMS: 4.4%
AT&T Corp. (144A)                                  7.300%  11/15/2011  $  395,000   $   362,195
AT&T Wireless Services, Inc.                       7.350%  03/01/2006     130,000       129,942
AT&T Wireless Services, Inc.                       7.875%  03/01/2011     170,000       166,100
Citizens Communications Co.                        7.625%  08/15/2008     130,000       129,435
Sprint Capital Corp.                               7.625%  01/30/2011     295,000       277,748
Sprint Corp.                                       5.700%  11/15/2003     105,000       101,349
Telus Corp.                                        8.000%  06/01/2011     380,000       385,013
Verizon Global Funding Corp.                       7.250%  12/01/2010     160,000       160,563
                                                                                    -----------
                                                                                      1,712,345
                                                                                    -----------
TRANSPORTATION: 0.6%
Canadian National Railway Co.                      6.375%  10/15/2011      75,000        75,430
Sabre Holdings                                     7.350%  08/01/2011      85,000        84,993
Union Pacific Corp.                                6.125%  01/15/2012      25,000        24,471
Union Pacific Corp.                                7.600%  05/01/2005      50,000        54,028
                                                                                    -----------
                                                                                        238,922
                                                                                    -----------
 TOTAL CORPORATE OBLIGATIONS (COST - $16,146,748)                                    16,293,313
                                                                                    -----------

SOVEREIGN DEBT OBLIGATIONS: 0.6%
CANADA: 0.4%
Government Of Quebec                               5.750%  02/15/2009     115,000       115,353
Province of Manitoba                               7.500%  02/22/2010      20,000        22,369
                                                                                    -----------
                                                                                        137,722
                                                                                    -----------
MEXICO: 0.2%
United Mexican States                              7.500%  01/14/2012      90,000        91,395
                                                                                    -----------
 TOTAL SOVEREIGN DEBT OBLIGATIONS (COST - $226,921)                                     229,117
                                                                                    -----------

ASSET BACKED SECURITIES: 10.1%
Aames Mortgage Trust, Ser. 1999-1, Class AF        7.290%  07/15/2029     143,967       151,941
Aames Mortgage Trust, Ser. 1999-2, Class AF        7.589%  10/15/2029     177,492       188,026
Americredit Automobile Receivables Trust, Ser.
  2002-A, Class A4                                 4.610%  01/12/2009     280,000       280,792
Asset Securitization Corp., Ser. 1996-MD6,
  Class A1B                                        6.880%  11/13/2026     220,000       230,106
Cityscape Home Equity Loan Trust, Ser. 1996-3,
  Class AB                                         7.650%  09/25/2025      55,000        57,580
CMSI, Ser. 2001, Class A1                          6.850%  02/25/2031      47,345        48,201
Contimortgage Home Equity Loan Trust, Ser.
  1996-2, Class A8                                 7.900%  07/15/2027     225,000       233,928
Contimortgage Home Equity Loan Trust, Ser.
  1999-3, Class A4                                 7.120%  01/25/2025     170,000       177,376
Continental Airlines, Inc., Ser. 1999-2,
  Class A-1                                        7.256%  03/15/2020      98,053        97,439
Delta Air Lines, Inc., Ser. 2001-1, Class A-2      7.111%  09/18/2011      45,000        46,779
Delta Funding Home Equity Loan Trust, Ser.
  1999-3, Class A1F                                7.462%  09/15/2029      92,220        97,943
EQCC Home Equity Loan Trust, Ser. 1999-3,
  Class A7F                                        7.448%  08/25/2030      88,883        94,138
Falcon Franchise Loan LLC, Ser. 2000-1,
  Class A1 (144A)                                  7.382%  05/05/2010     125,666       131,401
Nationslink Funding Corp., Ser. 1999-SL,
  Class A2                                         6.096%  11/10/2030      93,259        94,134
New Century Home Equity Loan Trust, Ser.
  1999-NCB, Class A4                               7.530%  09/25/2028      80,000        84,414
New Century Home Equity Loan Trust, Ser.
  1999-NCB, Class A7                               7.540%  06/25/2029     126,063       133,937
Residential Asset Mortgage Products, Inc. Ser.
  2001-RS1, Class AI3                              6.340%  06/25/2026     430,000       442,078
Soundview Home Equity Loan Trust, Ser. 2001-1,
  Class A                                          6.265%  04/15/2031     360,194       373,021
Systems 2001 Asset Trust, Ser. 2001, Class G
  (144A)                                           6.664%  09/15/2013     195,900       204,202
UCFC Home Equity Loan, Ser. 1997-A1, Class A6      7.435%  11/15/2024     170,000       175,901
UCFC Home Equity Loan, Ser. 1997-C, Class A7       6.845%  01/15/2029      62,930        65,809
UCFC Home Equity Loan, Ser. 1997-D, Class A5       6.755%  11/15/2023      85,000        86,923
WFS Financial Owner Trust, Ser. 2000-C,
  Class A3                                         7.070%  02/20/2005     371,658       381,231
                                                                                    -----------
 TOTAL ASSET BACKED SECURITIES (COST - $3,804,523)                                    3,877,300
                                                                                    -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix Intermediate Bond Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2002                                    RATE     MATURITY    PAR/FACE    VALUE (A)

REPURCHASE AGREEMENTS: 5.8%
Investor's Bank & Trust Company Repurchase
  Agreement, in
  the amount of $2,230,617: Issued 4/30/2002
  (collateralized by
  $2,238,716 par of FNMA Pool # 303721, 7.000%
  due 4/01/2009
  with a market value of $2,342,235) (Cost -
  $2,230,617)                                      0.950%  05/01/2002  $2,230,617   $ 2,230,617
                                                                                    -----------

SHORT-TERM INVESTMENTS: 4.5%
U.S. Treasury Bill(2)                              1.730%  06/06/2002      20,000        19,965
U.S. Treasury Bill(2)                              1.745%  06/27/2002   1,370,000     1,366,215
U.S. Treasury Bill(2)                              1.750%  06/06/2002     355,000       354,379
                                                                                    -----------
 TOTAL SHORT-TERM INVESTMENTS (COST - $1,740,559)                                     1,740,559
                                                                                    -----------

TOTAL INVESTMENTS: 99.4% (COST - $38,051,957)                                        38,359,017

OTHER ASSETS, NET OF LIABILITIES: 0.6%                                                  247,252
                                                                                    -----------

NET ASSETS: 100.0%
Applicable to 3,856,023 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                     $38,606,269
                                                                                    ===========

Summary of Abbreviations

 (1)  Step coupon bond.
 (2)  Coupon rate shown represents yield to mature at date of purchase.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2002, the aggregate value of the securities is $3,196,686 or 8.3% of the net assets.
 FNMA Federal National Mortgage Association
 FRN  Floating Rate Note

See Notes to the Financial Statements.

SEIX FUNDS, INC.

Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      COUPON
APRIL 30, 2002                         RATE     MATURITY    PAR/FACE     VALUE (A)

------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS: 93.0%
AIRLINES: 1.7%
AMR Corp.                              9.000%  09/15/2016  $   20,000   $    19,448
Delta Air Lines, Inc.                  6.650%  03/15/2004      45,000        43,734
Delta Air Lines, Inc.                  7.700%  12/15/2005     115,000       111,494
Delta Air Lines, Inc.                 10.375%  02/01/2011      30,000        29,832
Northwest Airlines Corp.               8.875%  06/01/2006       5,000         4,737
Northwest Airlines, Inc.               9.875%  03/15/2007      90,000        87,525
                                                                        -----------
                                                                            296,770
                                                                        -----------
AUTOMOTIVE: 5.4%
American Axle & MFG, Inc.              9.750%  03/01/2009     130,000       140,075
ArvinMeritor, Inc.                     8.750%  03/01/2012      65,000        69,416
AutoNation, Inc.                       9.000%  08/01/2008     220,000       233,750
Dura Operating Corp. (144A)            8.625%  04/15/2012      50,000        52,125
Lear Corp.                             7.960%  05/15/2005      75,000        77,737
Lear Corp. Ser. B                      8.110%  05/15/2009      90,000        93,712
Navistar International Corp., Ser. B   7.000%  02/01/2003      35,000        35,087
Sonic Automotive, Inc.                11.000%  08/01/2008     135,000       145,125
United Auto Group, Inc. (144A)         9.625%  03/15/2012      95,000        99,037
                                                                        -----------
                                                                            946,064
                                                                        -----------
BANKING: 2.3%
Midland Funding II                    11.750%  07/23/2005     200,000       218,115
Sovereign Bancorp, Inc.                8.625%  03/15/2004      55,000        57,051
Sovereign Bancorp, Inc.               10.250%  05/15/2004      50,000        53,250
Sovereign Bancorp, Inc.               10.500%  11/15/2006      40,000        43,700
Western Financial Bank                 9.625%  05/15/2012      35,000        35,394
                                                                        -----------
                                                                            407,510
                                                                        -----------
BEVERAGES, FOOD & TOBACCO: 1.9%
Constellation Brands, Inc.             8.125%  01/15/2012     195,000       199,875
Dole Food Co., Inc. (144A)             7.250%  05/01/2009      35,000        34,895
Land O Lakes, Inc. (144A)              8.750%  11/15/2011      85,000        79,475
Pilgrim's Pride Corp.                  9.625%  09/15/2011      15,000        15,375
                                                                        -----------
                                                                            329,620
                                                                        -----------
BUILDING MATERIALS: 0.5%
Fisher Scientific International,
  Inc.                                 9.000%  02/01/2008      85,000        88,400
                                                                        -----------
CHEMICALS: 3.8%
Ferro Corp.                            9.125%  01/01/2009      20,000        21,168
Hercules, Inc.                         6.600%  08/01/2027     125,000       122,500
Hercules, Inc.                         6.625%  06/01/2003      45,000        45,000
Hercules, Inc.                        11.125%  11/15/2007      25,000        27,844
IMC Global, Inc.                       6.500%  08/01/2003      25,000        25,339
IMC Global, Inc., Ser. B              10.875%  06/01/2008     150,000       168,000
IMC Global, Inc., Ser. B              11.250%  06/01/2011       5,000         5,600
Macdermid, Inc.                        9.125%  07/15/2011      20,000        21,200
PolyOne Corp. (144A)                   8.875%  05/01/2012     105,000       107,646
USEC, Inc.                             6.625%  01/20/2006      45,000        42,254
USEC, Inc.                             6.750%  01/20/2009      90,000        77,986
                                                                        -----------
                                                                            664,537
                                                                        -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2002                                    RATE     MATURITY    PAR/FACE    VALUE (A)

COMMERCIAL SERVICES: 4.8%
Allied Waste North America, Inc.                   7.625%  01/01/2006  $   40,000   $    39,500
Allied Waste North America, Inc.                   8.500%  12/01/2008     200,000       203,000
Iron Mountain, Inc.                                8.250%  07/01/2011     145,000       146,812
Iron Mountain, Inc.                                8.625%  04/01/2013       5,000         5,150
Iron Mountain, Inc.                                8.750%  09/30/2009       6,000         6,180
North America United Rentals, Inc.                10.750%  04/15/2008      55,000        60,500
Quebecor Media, Inc.                              11.125%  07/15/2011      60,000        63,675
Service Corp. International                        6.000%  12/15/2005      75,000        67,406
Service Corp. International                        6.300%  03/15/2020      85,000        83,300
Service Corp. International                        7.875%  02/01/2013      63,000        55,597
Stewart Enterprises, Inc. Class A                 10.750%  07/01/2008      75,000        82,594
United Rentals, Inc.                               8.800%  08/15/2008      25,000        25,125
                                                                                    -----------
                                                                                        838,839
                                                                                    -----------
COMMUNICATIONS: 3.8%
Avaya, Inc.                                       11.125%  04/01/2009      90,000        85,500
Echostar Broadband Corp.                          10.375%  10/01/2007     250,000       268,125
Orion Power Holdings, Inc.                        12.000%  05/01/2010      50,000        57,250
PanAmSat Corp.                                     6.125%  01/15/2005      30,000        29,598
PanAmSat Corp. (144A)                              8.500%  02/01/2012     220,000       220,000
                                                                                    -----------
                                                                                        660,473
                                                                                    -----------
COMPUTER SOFTWARE & PROCESSING: 0.4%
Unisys Corp.                                       7.250%  01/15/2005      25,000        25,031
Unisys Corp.                                       8.125%  06/01/2006      50,000        51,000
                                                                                    -----------
                                                                                         76,031
                                                                                    -----------
CONTAINERS & PACKAGING: 1.2%
Owens-Brockway Glass Con. (144A)                   8.875%  02/15/2009     115,000       118,737
Owens-Illinois, Inc.                               7.350%  05/15/2008      40,000        36,200
Owens-Illinois, Inc.                               8.100%  05/15/2007       5,000         4,750
Silgan Holdings, Inc. (144A)                       9.000%  06/01/2009      40,000        41,550
                                                                                    -----------
                                                                                        201,237
                                                                                    -----------
COSMETICS & PERSONAL CARE: 0.1%
Johnsondiversey, Inc. (144A)                       9.625%  05/15/2012      15,000        15,609
                                                                                    -----------
ELECTRIC UTILITIES: 3.5%
BRL Universal Equipment                            8.875%  02/15/2008     140,000       144,900
CMS Energy Corp.                                   7.625%  11/15/2004       5,000         5,100
Cogentrix Energy, Inc.                             8.750%  10/15/2008     115,000       118,677
IPC Acquisition Corp. (144A)                      11.500%  12/15/2009      75,000        74,625
L-3 Communications Corp.                           8.000%  08/01/2008      45,000        45,900
Midland Funding II                                13.250%  07/23/2006      15,000        17,104
Mirant Americas Generation, Inc.                   8.300%  05/01/2011     200,000       191,000
Public Service of New Mexico                      10.250%  10/01/2012       9,000         9,441
                                                                                    -----------
                                                                                        606,747
                                                                                    -----------
ELECTRICAL EQUIPMENT: 0.9%
Celestica International, Inc.                     10.500%  12/31/2006     143,000       149,435
                                                                                    -----------
ELECTRONICS: 1.0%
Amkor Technology, Inc.                             9.250%  02/15/2008      95,000        95,712
Fairchild Semiconductor Corp.                     10.125%  03/15/2007      70,000        73,412
                                                                                    -----------
                                                                                        169,124
                                                                                    -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2002                                    RATE     MATURITY    PAR/FACE    VALUE (A)

ENTERTAINMENT & LEISURE: 6.7%
Alliance Atlantis Communciations, Inc.            13.000%  12/15/2009  $   70,000   $    78,400
Ameristar Casinos, Inc.                           10.750%  02/15/2009      70,000        77,700
Anchor Gaming Co.                                  9.875%  10/15/2008      40,000        44,550
Argosy Gaming Co.                                  9.000%  09/01/2011      40,000        42,400
Argosy Gaming Co.                                 10.750%  06/01/2009      85,000        94,031
Harrahs Operating Co., Inc.                        7.875%  12/15/2005     160,000       165,800
Horseshoe Gaming Holding Corp.                     8.625%  05/15/2009     150,000       156,000
International Game Technology                      7.875%  05/15/2004     150,000       155,625
Isle of Capri Casinos, Inc.                        8.750%  04/15/2009      60,000        61,500
Mohegan Tribal Gaming                              8.125%  01/01/2006     100,000       102,500
Mohegan Tribal Gaming                              8.375%  07/01/2011      20,000        20,500
Mohegan Tribal Gaming (144A)                       8.000%  04/01/2012      21,000        21,079
Penn National Gaming, Inc.                        11.125%  03/01/2008      50,000        54,250
Six Flags, Inc.                                    9.500%  02/01/2009      35,000        36,575
Six Flags, Inc. (144A)                             8.875%  02/01/2010      60,000        60,900
                                                                                    -----------
                                                                                      1,171,810
                                                                                    -----------
FINANCIAL SERVICES: 2.0%
GS Escrow Corp.                                    7.000%  08/01/2003     320,000       324,463
Health Care REIT, Inc.                             7.500%  08/15/2007      25,000        25,120
                                                                                    -----------
                                                                                        349,583
                                                                                    -----------
FOREST PRODUCTS & PAPER: 3.3%
Appleton Papers, Inc. (144A)                      12.500%  12/15/2008      75,000        75,000
Graphic Packaging Corp. (144A)                     8.625%  02/15/2012     125,000       130,937
Packaging Corp. of America                         9.625%  04/01/2009     175,000       190,750
Stone Container Corp.                              9.250%  02/01/2008     125,000       133,750
Tembec Industries, Inc. (144A)                     7.750%  03/15/2012      40,000        39,900
                                                                                    -----------
                                                                                        570,337
                                                                                    -----------
HEALTH CARE PROVIDERS: 4.6%
Columbia/Hca Health                                6.630%  07/15/2045      25,000        25,089
Coventry Health Care, Inc.                         8.125%  02/15/2012     115,000       118,450
HCA, Inc.                                          7.500%  11/15/2020      36,000        32,540
HCA, Inc.                                          8.850%  01/01/2007      90,000        99,415
HCA-The Healthcare Co.                             7.875%  02/01/2011      20,000        21,271
Healthsouth Corp.                                  8.500%  02/01/2008     110,000       114,400
Insight Health Services Corp. (144A)               9.875%  11/01/2011      35,000        36,050
Meditrust REIT                                     7.510%  09/26/2003      35,000        34,692
Meditrust REIT (144A)                              7.114%  08/15/2004     150,000       148,500
Select Medical Corp.                               9.500%  06/15/2009      70,000        71,750
Triad Hospitals, Inc.                              8.750%  05/01/2009      85,000        90,737
                                                                                    -----------
                                                                                        792,894
                                                                                    -----------
HEAVY CONSTRUCTION: 0.2%
Nortek, Inc.                                       9.125%  09/01/2007      30,000        30,637
                                                                                    -----------
HEAVY MACHINERY: 2.4%
American Standard Cos., Inc.                       7.375%  04/15/2005      65,000        66,381
Joy Global, Inc. (144A)                            8.750%  03/15/2012     170,000       176,375
Terex Corp.                                        8.875%  04/01/2008       5,000         5,212
Terex Corp.                                       10.375%  04/01/2011     155,000       169,725
                                                                                    -----------
                                                                                        417,693
                                                                                    -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2002                                    RATE     MATURITY    PAR/FACE    VALUE (A)

HOME CONSTRUCTION, FURNISHINGS & APPLIANCES: 6.0%
Beazer Homes USA                                   8.625%  05/15/2011  $  135,000   $   138,712
Beazer Homes USA, Inc.                             8.875%  04/01/2008      35,000        35,962
Interface, Inc. (144A)                            10.375%  02/01/2010      10,000        10,737
K Hovnanian Enterprises, Inc.                      9.125%  05/01/2009     130,000       132,925
K. Hovnanian Enterprises, Inc. (144A)              8.000%  04/01/2012      35,000        33,688
KB Home                                            8.625%  12/15/2008     135,000       138,038
Meritage Corp.                                     9.750%  06/01/2011     100,000       104,750
Ryland Group, Inc. (The)                           9.750%  09/01/2010      60,000        66,000
Schuler Homes, Inc.                                9.375%  07/15/2009     145,000       150,075
Standard Pacific Corp.                             8.500%  06/15/2007      44,000        44,220
Standard Pacific Corp.                             9.250%  04/15/2012      55,000        55,825
WCI Communities                                   10.625%  02/15/2011     125,000       134,375
                                                                                    -----------
                                                                                      1,045,307
                                                                                    -----------
INDUSTRIAL: 0.1%
Cogentrix Energy, Inc.                             8.100%  03/15/2004      16,000        16,746
                                                                                    -----------
INDUSTRIAL - DIVERSIFIED: 1.4%
American Standard Cos., Inc.                       7.375%  02/01/2008     125,000       127,031
Dresser, Inc. (144A)                               9.375%  04/15/2011      70,000        72,625
L-3 Communications Corp.                           8.500%  05/15/2008      20,000        20,500
L-3 Communications Corp.                          10.375%  05/01/2007      20,000        20,600
                                                                                    -----------
                                                                                        240,756
                                                                                    -----------
LODGING: 8.4%
Felcor Lodging LP                                  9.500%  09/15/2008     215,000       227,363
Host Marriott LP (144A)                            9.500%  01/15/2007     145,000       153,156
Isle of Capri Casinos, Inc. (144A)                 9.000%  03/15/2012      55,000        56,375
La Quinta Inns                                     7.400%  09/15/2005      40,000        39,400
Mandalay Resort Group                              6.700%  11/15/2096      25,000        24,811
Mandalay Resort Group                             10.250%  08/01/2007     205,000       226,013
MGM Mirage, Inc.                                   9.750%  06/01/2007     255,000       281,138
Mirage Resorts, Inc.                               6.625%  02/01/2005      10,000        10,128
Park Place Entertainment Corp.                     7.875%  12/15/2005     145,000       147,538
Prime Hospitality Corp. (144A)                     8.375%  05/01/2012     105,000       106,838
RFS Partnership LP (144A)                          9.750%  03/01/2012       5,000         5,200
Starwood Hotels & Resorts                          6.750%  11/15/2005     180,000       178,290
                                                                                    -----------
                                                                                      1,456,250
                                                                                    -----------
MEDIA - BROADCASTING & PUBLISHING: 8.3%
AMFM, Inc.                                         8.000%  11/01/2008      10,000        10,375
British Sky Broadcasting                           6.875%  02/23/2009     120,000       113,342
British Sky Broadcasting Group PLC                 7.300%  10/15/2006      15,000        14,882
Canwest Media, Inc.                               10.625%  05/15/2011     130,000       140,725
Clear Channel Communication                        8.750%  06/15/2007     145,000       151,344
Corus Entertainment, Inc. (144A)                   8.750%  03/01/2012      45,000        46,688
CSC Holdings, Inc.                                 7.625%  07/15/2018      20,000        17,290
Echostar DBS Corp.                                 9.375%  02/01/2009      15,000        15,638
Emmis Communications Corp.                         8.125%  03/15/2009     100,000       102,375
Entercom Radio/Capital                             7.625%  03/01/2014      85,000        85,213
Entravision Communications Corp. (144A)            8.125%  03/15/2009      75,000        76,594
Mediacom Broadband LLC                            11.000%  07/15/2013     110,000       117,425
Mediacom LLC Capital Corp.                         7.875%  02/15/2011      15,000        14,025
Price Comm Wireless, Inc.                          9.125%  12/15/2006     240,000       250,800
Price Comm Wireless, Inc.                         11.750%  07/15/2007      65,000        69,063
Radio One, Inc., Series B                          8.875%  07/01/2011      70,000        73,588
Rogers Cable Systems Ltd.                         11.000%  12/01/2015      55,000        61,738
Sinclair Broadcast Group, Inc. (144A)              8.750%  12/15/2011      80,000        84,000
                                                                                    -----------
                                                                                      1,445,105
                                                                                    -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2002                                    RATE     MATURITY    PAR/FACE    VALUE (A)

MEDICAL SUPPLIES: 0.1%
Hanger Orthopedic Group, Inc. (144A)              10.375%  02/15/2009  $   15,000   $    15,975
                                                                                    -----------
OFFICE EQUIPMENT: 0.9%
Xerox Capital (Europe) PLC                         5.875%  05/15/2004      80,000        73,203
Xerox Corp.                                        5.250%  12/15/2003      90,000        82,350
                                                                                    -----------
                                                                                        155,553
                                                                                    -----------
OIL & GAS: 9.9%
AmeriGas Partners LP                               8.875%  05/20/2011       5,000         5,200
Chesapeake Energy Corp.                            8.125%  04/01/2011     200,000       200,000
Cross Timbers Oil Co.                              8.750%  11/01/2009      55,000        57,750
Cross Timbers Oil Co.                              9.250%  04/01/2007      15,000        15,750
El Paso Energy Partners                            8.500%  06/01/2011      75,000        77,250
Hanover Equip Trust (144A)                         8.500%  09/01/2008      85,000        85,850
Husky Oil Ltd.                                     8.900%  08/15/2028     450,000       468,279
Luscar Coal Ltd.                                   9.750%  10/15/2011     152,000       161,500
Parker & Parsley Petroleum Co.                     8.875%  04/15/2005      20,000        20,644
Pioneer Natural Resources Co.                      7.500%  04/15/2012      20,000        20,084
Pioneer Natural Resources Co.                      9.625%  04/01/2010     150,000       166,294
Santa Fe Energy Resources                          8.750%  06/15/2007      70,000        72,713
Tesoro Escrow Corp. (144A)                         9.625%  04/01/2012      45,000        46,013
Vintage Petroleum, Inc. (144A)                     8.250%  05/01/2012      40,000        39,900
Western Gas Resources, Inc.                       10.000%  06/15/2009     170,000       182,750
Western Oil Sands, Inc. (144A)                     8.375%  05/01/2012      75,000        77,625
XTO Energy, Inc.                                   7.500%  04/15/2012      15,000        15,113
                                                                                    -----------
                                                                                      1,712,715
                                                                                    -----------
PHARMACEUTICALS: 1.4%
Advance PCS                                        8.500%  04/01/2008      60,000        63,300
ALARIS Medical Systems, Inc.                      11.625%  12/01/2006       5,000         5,563
Biovail Corp.                                      7.875%  04/01/2010      75,000        74,250
Omnicare, Inc.                                     8.125%  03/15/2011      90,000        95,175
                                                                                    -----------
                                                                                        238,288
                                                                                    -----------
REAL ESTATE: 0.5%
Choctow Resort Development                         9.250%  04/01/2009      70,000        73,150
Corrections Corp. of America (144A)                9.875%  05/01/2009       5,000         5,163
                                                                                    -----------
                                                                                         78,313
                                                                                    -----------
RESTAURANTS: 0.8%
Tricon Global Restaurant                           7.450%  05/15/2005      25,000        25,250
Tricon Global Restaurant                           8.500%  04/15/2006     110,000       114,950
                                                                                    -----------
                                                                                        140,200
                                                                                    -----------
RETAILERS: 2.5%
Dillard's, Inc.                                    6.625%  01/15/2018      50,000        40,646
Penney J.C. & Co.                                  7.400%  04/01/2037     240,000       235,200
Petco Animal Supplies, Inc. (144A)                10.750%  11/01/2011      65,000        70,200
Saks, Inc.                                         7.250%  12/01/2004      20,000        19,850
Saks, Inc.                                         7.375%  02/15/2019      50,000        41,250
Saks, Inc.                                         7.500%  12/01/2010      25,000        23,594
                                                                                    -----------
                                                                                        430,740
                                                                                    -----------
TELEPHONE SYSTEMS: 0.7%
AT&T Wireless Services, Inc.(1)                    0.000%  05/15/2009      80,000        71,600
TeleCorp PCS, Inc.(1)                              0.000%  04/15/2009      10,000         8,950
Triton Comm LLC(1)                                 0.000%  05/01/2008      30,000        26,400
Triton PCS, Inc.                                   8.750%  11/15/2011      20,000        18,700
                                                                                    -----------
                                                                                        125,650
                                                                                    -----------

SEIX FUNDS, INC.

------------------------------------------------------------------------------------------------
Seix High Yield Fund
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)
                                                  COUPON
APRIL 30, 2002                                    RATE     MATURITY    PAR/FACE    VALUE (A)

TEXTILES, CLOTHING & FABRICS: 1.0%
Collins & Aikman Floorcover (144A)                 9.750%  02/15/2010  $   10,000   $    10,475
Russell Corp. (144A)                               9.250%  05/01/2010      50,000        51,500
William Carter Co. (The)                          10.875%  08/15/2011     110,000       117,975
                                                                                    -----------
                                                                                        179,950
                                                                                    -----------
TRANSPORTATION: 0.5%
Petroleum Helicopters, Inc. (144A)                 9.375%  05/01/2009      80,000        82,400
                                                                                    -----------
 TOTAL CORPORATE OBLIGATIONS (COST - $16,055,174)                                    16,147,298
                                                                                    -----------

PREFERRED STOCKS: 0.0%                                                 SHARES
                                                                       ----------
Nexen, Inc. (Cost - $2,410)                       9.375%                100          2,525
                                                                                    -----------

REPURCHASE AGREEMENTS: 7.0%                                                     PAR/FACE
                                                                                ----------
Investor's Bank & Trust Company Repurchase Agreement, in
  the amount of $1,216,191: Issued 4/30/2002
  (collateralized by
  $1,260,645 par of FNMA Pool # 572492, 6.534% due
  8/01/2030
  with a market value of $1,277,764) (Cost - $1,216,191)    0.950%  05/01/2002  $1,216,191     1,216,191
                                                                                             -----------

TOTAL INVESTMENTS: 100.0% (COST - $17,273,775)                                                17,366,014

OTHER ASSETS, NET OF LIABILITIES: 0.0%                                                             8,448
                                                                                             -----------

NET ASSETS: 100.0%
Applicable to 1,689,381 outstanding $.001 par value shares
(authorized 500,000,000 shares)                                                              $17,374,462
                                                                                             ===========

Summary of Abbreviations

 (1)  Step coupon bond.
 (a)  See note 2 to the Financial Statements
 144A Security exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2002, the aggregate value of the securities is $2,663,442 or 15.3% of the net assets.
 REIT Real Estate Investment Trust

See Notes to the Financial Statements.

SEIX FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------

                                          Seix           Seix           Seix
                                       Core Bond     Intermediate    High Yield
                                          Fund         Bond Fund        Fund
                                     --------------  -------------  -------------
ASSETS
Investments, at value (cost of
  $126,643,208, $35,821,340 and
  $16,057,584, respectively) (Note
  2 and 5)                           $  126,931,092  $  36,128,400  $  16,149,823
Repurchase agreements, at cost           14,667,855      2,230,617      1,216,191
Receivable for securities sold           38,861,538        726,365         60,837
Interest receivable                         875,398        460,130        357,802
Deferred organization costs                  14,131        -              -
Prepaid expenses                           -                 6,519          3,066
                                     --------------  -------------  -------------
    Total assets                        181,350,014     39,552,031     17,787,719
                                     --------------  -------------  -------------

LIABILITIES
Payable for securities purchased         70,941,790        768,533        304,895
Payable to investment advisor                47,172         10,255          3,708
Dividends payable                           401,424        166,974        104,654
Accrued expenses and other
  liabilities                                 2,895        -              -
                                     --------------  -------------  -------------
    Total liabilities                    71,393,281        945,762        413,257
                                     --------------  -------------  -------------

NET ASSETS                           $  109,956,733  $  38,606,269  $  17,374,462
                                     ==============  =============  =============

COMPOSITION OF NET ASSETS
Paid-in capital                      $  110,644,329  $  38,916,751  $  17,299,913
Accumulated undistributed net
  investment income                          33,471         17,355          5,858
Net accumulated realized loss on
  investments                            (1,008,951)      (634,897)       (23,548)
Net unrealized appreciation on
  investments                               287,884        307,060         92,239
                                     --------------  -------------  -------------
  Net assets applicable to capital
    stock outstanding                $  109,956,733  $  38,606,269  $  17,374,462
                                     ==============  =============  =============

NET ASSETS
Class I                                 109,938,319     38,606,269     11,022,446
Class P                                      18,414        -            6,352,016
SHARES OUTSTANDING
Class I                                  11,050,302      3,856,023      1,055,267
Class P                                       1,840        -              634,114
NET ASSET VALUE PER SHARE
Class I                                        9.95          10.01          10.45
Class P                                       10.01        -                10.02

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED APRIL 30, 2002
--------------------------------------------------------------------------------

                                          Seix            Seix            Seix
                                       Core Bond      Intermediate     High Yield
                                          Fund         Bond Fund          Fund
                                     --------------  --------------  --------------
INVESTMENT INCOME
Dividend income                      $     12,939    $    -          $       12,348
Interest income                         1,777,463         801,765           322,193
                                     --------------  --------------  --------------
    Total income                        1,790,402         801,765           334,541
                                     --------------  --------------  --------------

EXPENSES
Investment advisory fees (Note 3)          93,142          35,403            21,617
Administration fees (Note 3)               30,794           9,124             1,381
Distribution and services fees
Class P                                        12         -                   2,876
Legal fees                                 13,430           3,615               409
Audit fees                                 12,893          12,893             7,439
State registration filing fees              8,927           1,240             1,240
Custodian fees                             27,586          17,876            13,128
Amortization of organizational
  costs                                     9,912         -                -
Transfer agent fees                         1,064             248               360
Insurance expense                           4,646           1,377               170
Directors fees (Note3)                     10,558           3,128               385
Miscellaneous fees and expenses             6,804           1,910               676
                                     --------------  --------------  --------------
    Total operating expenses              219,768          86,814            49,681
    Waiver of investment advisory
      and administration fees and
      reimbursement of other
      expenses                            (50,221)        (23,087)          (21,879)
                                     --------------  --------------  --------------
    Net expenses                          169,547          63,727            27,802
                                     --------------  --------------  --------------
Net investment income                   1,620,855         738,038           306,739
                                     --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Net realized loss on investments         (997,254)       (632,581)          (20,523)
Change in unrealized appreciation
  on investments                       (1,031,097)       (178,104)           64,220
                                     --------------  --------------  --------------
    Net realized and unrealized
      gain (loss) on investments       (2,028,351)       (810,685)           43,697
                                     --------------  --------------  --------------
Net increase (decrease) in net
  assets resulting from operations   $   (407,496)   $    (72,647)   $      350,436
                                     ==============  ==============  ==============

--------------------------------------------------------------------------------

    See Notes to the Financial Statements

SEIX FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   Seix Core Bond Fund               Seix Internediate Bond Fund
                           ------------------------------------  ------------------------------------
                           SIX MONTHS ENDED                      SIX MONTHS ENDED
                            APRIL 30, 2002       YEAR ENDED       APRIL 30, 2002       YEAR ENDED
                              (UNAUDITED)     OCTOBER 31, 2001      (UNAUDITED)     OCTOBER 31, 2001
                           -----------------  -----------------  -----------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS
Net investment income      $      1,620,855   $      3,291,851   $        738,038   $        950,835
Net realized gain (loss)
  from investments                 (997,254)         2,774,982           (632,581)           749,065
Net change in unrealized
  appreciation
  (depreciation) of
  investments                    (1,031,097)         1,112,285           (178,104)           399,522
                           -----------------  -----------------  -----------------  -----------------
Net increase (decrease)
  in net assets resulting
  from operations                  (407,496)         7,179,118            (72,647)         2,099,422
                           -----------------  -----------------  -----------------  -----------------

DISTRIBUTIONS TO
  SHAREHOLDERS
From net investment
  income
Class I                          (1,591,421)        (3,389,949)          (720,430)          (958,801)
Class P                                (198)         -                  -                  -
From net realized gains
  on investments
Class I                            (267,209)         -                   (615,178)         -
Class P                           -                  -                  -                  -
                           -----------------  -----------------  -----------------  -----------------
Total distributions to
  shareholders                   (1,858,828)        (3,389,949)        (1,335,608)          (958,801)

CAPITAL SHARE
  TRANSACTIONS (NOTE 6)          60,188,813         (9,853,897)        13,822,345         13,844,888
                           -----------------  -----------------  -----------------  -----------------

Total increase (decrease)
  in net assets                  57,922,489         (6,064,728)        12,414,090         14,985,509

NET ASSETS
Beginning of period              52,034,244         58,098,972         26,192,179         11,206,670
                           -----------------  -----------------  -----------------  -----------------
End of period              $    109,956,733   $     52,034,244   $     38,606,269   $     26,192,179
                           -----------------  -----------------  -----------------  -----------------

UNDISTRIBUTED NET
  INVESTMENT INCOME, END
  OF PERIOD                $         33,471   $          4,236   $         17,355   $            231
                           =================  =================  =================  =================

                                    Seix High Yield Fund
                           --------------------------------------
                           SIX MONTHS ENDED   FOR THE PERIOD FROM
                            APRIL 30, 2002    DECEMBER 29, 2000*
                              (UNAUDITED)     TO OCTOBER 31, 2001
                           -----------------  -------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS
Net investment income      $        306,739    $         116,172
Net realized gain (loss)
  from investments                  (20,523)              13,233
Net change in unrealized
  appreciation
  (depreciation) of
  investments                        64,220               29,379
                           -----------------   -----------------
Net increase (decrease)
  in net assets resulting
  from operations                   350,436              158,784
                           -----------------   -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS
From net investment
  income
Class I                            (210,961)            (116,098)
Class P                             (91,354)          -
From net realized gains
  on investments
Class I                             (13,544)          -
Class P                              (2,714)          -
                           -----------------   -----------------
Total distributions to
  shareholders                     (318,573)            (116,098)
CAPITAL SHARE
  TRANSACTIONS (NOTE 6)          12,701,389            4,598,524
                           -----------------   -----------------
Total increase (decrease)
  in net assets                  12,733,252            4,641,210
NET ASSETS
Beginning of period               4,641,210           -
                           -----------------   -----------------
End of period              $     17,374,462    $       4,641,210
                           -----------------   -----------------
UNDISTRIBUTED NET
  INVESTMENT INCOME, END
  OF PERIOD                $          5,858    $              74
                           =================   =================

--------------------------------------------------------------------------------

   *  Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             Seix Core Bond Fund Class I
                           ----------------------------------------------------------------
                           SIX MONTHS ENDED   YEAR ENDED OCTOBER 31,    FOR THE PERIOD FROM
                            APRIL 30, 2002   -------------------------  DECEMBER 30, 1997*
                            (UNAUDITED)(A)    2001     2000     1999    TO OCTOBER 31, 1998
                           ----------------  -------  -------  -------  -------------------
Net asset value,
  beginning of period            $10.34        $9.66    $9.67   $10.26         $10.00
                               --------      -------  -------  -------        -------

INVESTMENT OPERATIONS
Net investment income              0.20         0.59     0.63     0.56           0.21

Net realized and
  unrealized gain (loss)
  on investments                  (0.34)        0.70    (0.02)   (0.48)          0.46
                               --------      -------  -------  -------        -------

    Total increase
      (decrease) from
      investment
      operations                  (0.14)        1.29     0.61     0.08           0.67
                               --------      -------  -------  -------        -------

DISTRIBUTIONS
From net investment
  income                          (0.20)       (0.61)   (0.62)   (0.56)         (0.41)
From net realized gains
  on investments                  (0.05)        -        -       (0.11)       -
                               --------      -------  -------  -------        -------
    Total distributions           (0.25)       (0.61)   (0.62)   (0.67)         (0.41)
                               --------      -------  -------  -------        -------

Net asset value, end of
  period                          $9.95       $10.34    $9.66    $9.67         $10.26
                               ========      =======  =======  =======        =======

TOTAL RETURN (B)                (1.37)% (c)   13.82%    6.63%    0.80%          6.87% (c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)                      $109,938      $52,034  $58,099  $56,285        $43,899

Ratio of net expenses to
  average net assets              0.45% (d)    0.45%    0.45%    0.45%          0.45% (d)

Ratio of expenses to
  average net assets
  (before expense waivers
  and reimbursement of
  other expenses)                 0.59% (d)    0.70%    0.63%    0.71%          1.03% (d)

Ratio of net investment
  income to average net
  assets                          4.33% (d)    5.85%    6.57%    5.78%          5.17% (d)

Portfolio turnover rate            264% (c)     492%     522%     562%           478% (c)

--------------------------------------------------------------------------------

 (a) The fund has adopted the provisions of the AICPA Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the six months ended April 30, 2002 was a decrease less than $0.01 in net investment income per share, an increase less than $0.01 in net realized gains and net unrealized gains and losses per share, and a decrease in the ratio of net investment income from 4.34% to 4.33%. The periods prior to April 30, 2002 have not been restated to reflect the change in presentation.
 (b) Total return would have been lower had certain expenses not been waived or reimbursed.
 (c)  Not annualized.
 (d)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                    Seix Core Bond Fund Class P
                                                    ---------------------------
                                                        FOR THE PERIOD FROM
                                                         JANUARY 25, 2002
                                                        TO APRIL 30, 2002*
                                                          (UNAUDITED)(A)
                                                    ---------------------------
Net asset value, beginning of period                          $10.00
                                                              ------

INVESTMENT OPERATIONS
Net investment income                                           0.10

Net realized and unrealized gain on investments                 0.02
                                                              ------

    Total increase from investment operations                   0.12
                                                              ------

DISTRIBUTIONS
From net investment income                                     (0.11)
                                                              ------
    Total distributions                                        (0.11)
                                                              ------

Net asset value, end of period                                $10.01
                                                              ======

TOTAL RETURN (B)                                               1.18% (c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                $18

Ratio of net expenses to average net assets                    0.80% (d)

Ratio of net investment income to average net
  assets                                                       4.25% (d)

Portfolio turnover rate                                         264% (c)

--------------------------------------------------------------------------------

 (a) The fund has adopted the provisions of the AICPA Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the six months ended
      April 30, 2002 was a decrease less than $0.01 in net investment income per share, an increase less than $0.01 in net realized gains and net unrealized gains and losses per share, and had no effect on the ratio of net investment income.
 (b) Total return would have been lower had certain expenses not been waived or reimbursed.
 (c)  Not annualized.
 (d)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             Seix Intermediate Bond Fund Class I
                                -------------------------------------------------------------
                                SIX MONTHS ENDED  YEAR ENDED OCTOBER 31,  FOR THE PERIOD FROM
                                 APRIL 30, 2002   ----------------------    JUNE 30, 1999*
                                 (UNAUDITED)(A)      2001        2000     TO OCTOBER 31, 1999
                                ----------------  ----------  ----------  -------------------
Net asset value, beginning of
  period                              $10.63         $9.96       $9.92           $10.00
                                    --------       -------     -------          -------

INVESTMENT OPERATIONS
Net investment income                   0.25          0.57        0.64             0.20

Net realized and unrealized
  gain (loss) on investments           (0.37)         0.68        0.04            (0.09)
                                    --------       -------     -------          -------

    Total increase (decrease)
      from investment
      operations                       (0.12)         1.25        0.68             0.11
                                    --------       -------     -------          -------

DISTRIBUTIONS
From net investment income             (0.25)        (0.58)      (0.64)           (0.19)
From net realized gains on
  investments                          (0.25)        -           -              -
                                    --------       -------     -------          -------
    Total distributions                (0.50)        (0.58)      (0.64)           (0.19)
                                    --------       -------     -------          -------

Net asset value, end of period        $10.01        $10.63       $9.96            $9.92
                                    ========       =======     =======          =======

TOTAL RETURN (B)                     (1.07)% (c)    12.87%       7.08%            1.13% (c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's)                            $38,606       $26,192     $11,207          $10,926

Ratio of net expenses to
  average net assets                   0.45% (d)     0.45%       0.45%            0.45% (d)

Ratio of expenses to average
  net assets (before expense
  waivers and reimbursement of
  other expenses)                      0.61% (d)     0.76%       0.88%            1.81% (d)

Ratio of net investment income
  to average net assets                5.20% (d)     5.50%       6.44%            5.93% (d)

Portfolio turnover rate                 159% (c)      431%        342%             117% (c)

--------------------------------------------------------------------------------

 (a) The fund has adopted the provisions of the AICPA Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the six months ended April 30, 2002 was an increase less than $0.01 in net investment income per share, a decrease less than $0.01 in net realized gains and net unrealized gains and losses per share, and an increase in the ratio of net investment income from 5.19% to 5.20%. The periods prior to April 30, 2002 have not been restated to reflect the change in presentation.
 (b) Total return would have been lower had certain expenses not been waived or reimbursed.
 (c)  Not Annualized.
 (d)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                              Seix High Yield Fund Class I
                                          -------------------------------------
                                          SIX MONTHS ENDED  FOR THE PERIOD FROM
                                           APRIL 30, 2002   DECEMBER 29, 2000*
                                           (UNAUDITED)(A)   TO OCTOBER 31, 2001
                                          ----------------  -------------------
Net asset value, beginning of period            $10.40             $10.00
                                              --------            -------

INVESTMENT OPERATIONS
Net investment income                             0.34               0.64

Net realized and unrealized gain on
  investments                                     0.06               0.36
                                              --------            -------

    Total increase from investment
      operations                                  0.40               1.00
                                              --------            -------

DISTRIBUTIONS
From net investment income                       (0.32)             (0.60)
From net realized gains on investments           (0.03)           -
                                              --------            -------
    Total distributions                          (0.35)             (0.60)
                                              --------            -------

Net asset value, end of period                  $10.45             $10.40
                                              ========            =======

TOTAL RETURN (B)                                 3.86% (c)         10.14% (c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)              $11,022             $4,641

Ratio of net expenses to average net
  assets                                         0.55% (d)          0.55% (d)

Ratio of expenses to average net assets
  (before expense waivers and
  reimbursement of other expenses)               1.17% (d)          3.98% (d)

Ratio of net investment income to
  average net assets                             7.13% (d)          7.33% (d)

Portfolio turnover rate                            80% (c)           466% (c)

--------------------------------------------------------------------------------

 (a) The fund has adopted the provisions of the AICPA Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the six months ended April 30, 2002 was a increase less than $0.01 in net investment income per share, a decrease less than $0.01 in net realized gains and net unrealized gains and losses per share, and an increase in the ratio of net investment income from 7.10% to 7.13%. The period prior to April 30, 2002 has not been restated to reflect the change in presentation.
 (b) Total return would have been lower had certain expenses not been waived or reimbursed.
 (c)  Not annualized.
 (d)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                    Seix High Yield Fund Class P
                                                    ----------------------------
                                                        FOR THE PERIOD FROM
                                                         DECEMBER 21, 2001
                                                         TO APRIL 30, 2002*
                                                           (UNAUDITED)(A)
                                                    ----------------------------
Net asset value, beginning of period                           $10.00
                                                               ------

INVESTMENT OPERATIONS
Net investment income                                            0.24

Net realized and unrealized gain on investments                  0.07
                                                               ------

    Total increase from investment operations                    0.31
                                                               ------

DISTRIBUTIONS
From net investment income                                      (0.26)
From net realized gains on investments                          (0.03)
                                                               ------
    Total distributions                                         (0.29)
                                                               ------

Net asset value, end of period                                 $10.02
                                                               ======

TOTAL RETURN (B)                                                3.12% (c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                              $6,352

Ratio of net expenses to average net assets                     0.90% (d)

Ratio of expenses to average net assets (before
  expense waivers and reimbursement of other
  expenses)                                                     1.06% (d)

Ratio of net investment income to average net
  assets                                                        6.80% (d)

Portfolio turnover rate                                           80% (c)

--------------------------------------------------------------------------------

 (a) The fund has adopted the provisions of the AICPA Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the six months ended April 30, 2002 was an increase less than $0.01 in net investment income per share, a decrease less than $0.01 in net realized gains and net unrealized gains and losses per share, and an increase in the ratio of net investment income from 6.77% to 6.80%.
 (b) Total return would have been lower had certain expenses not been waived or reimbursed.
 (c)  Not annualized.
 (d)  Annualized.
  *   Commencement of investment operations.

    See Notes to the Financial Statements

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2002
--------------------------------------------------------------------------------
1. ORGANIZATION

Seix Funds, Inc. formerly known as SAMCO Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 4, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has four portfolios, (three of which are currently active): the Seix Core Bond Fund formerly known as the Seix Aggregate Fixed Income Fund (the "Core Bond Fund") commenced operations on December 30, 1997, the Seix Intermediate Bond Fund formerly known as the Seix Intermediate Fixed Income Fund (the "Intermediate Bond Fund") commenced operations on June 30, 1999, the Seix High Yield Fund (the "High Yield Fund") commenced operations on December 29, 2000, (each a "Portfolio", collectively, the "Portfolios"). The Seix Limited Duration Fund (the "Limited Duration Fund") registered with the Securities and Exchange Commission on December 1, 2001, but has not yet commenced investment operations. The Core Bond Fund and the Intermediate Bond Fund are non-diversified, and the High Yield Fund and the Limited Duration Fund are diversified. The unamortized balance of organizational expenses at April 30, 2002 for the Core Bond Fund was $14,131. In the event that any of the initial 10,000 shares (the "Initial Shares") purchased by Seix Investment Advisors Inc. (the "Investment Adviser") are redeemed during the amortization period, the Core Bond Fund will be reimbursed by the Investment Adviser for any remaining unamortized costs in the same proportion as the number of Initial Shares redeemed bears to the total number of Initial Shares outstanding at the time of the redemption.

Throughout the six months ended April 30, 2002, the Portfolios offered Class I shares. The Core Bond Fund and High Yield Bond Fund began to offer Class P shares effective January 25, 2002 and December 21, 2001, respectively. As of April 30, 2002 the Class P shares for Intermediate Bond Fund have not commenced. Class P shares bear a 12b-1 distribution fee (See Note 3).

INVESTMENT OBJECTIVES

The Core Bond Fund is designed to provide investors with a total return, which consistently exceeds the total return of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Aggregate Bond Index. The Intermediate Bond Fund is designed to provide investors with a total return, which consistently exceeds the total return of the intermediate portion of the broad U.S. investment grade bond market. Performance is measured against the Lehman Brothers Intermediate Government/Credit Index. The High Yield Fund is designed to provide investors with a high income and, secondarily, capital appreciation. Performance is measured against the Merrill Lynch High Yield Index. The Limited Duration Fund is designed to provide investors with a high level of current income while preserving liquidity and capital. As of April 30, 2002, the Limited Duration Fund had not commenced investment operations.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments are valued daily at their market price, which results in unrealized gain or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Short-term securities purchased with sixty days or less remaining to maturity are valued at amortized cost, which approximates market value.

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2002
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
SECURITIES TRANSACTIONS

Securities transactions are recorded on a trade date basis. The Portfolios use the specific identification method for determining gain or loss on sales of securities.

INCOME

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Portfolios accrete discounts or amortize premiums using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time of acquisition. Such securities are amortized on a straight-line basis.

Each Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, effective November 1, 2001, the Portfolios began amortizing premiums and discounts on debt securities using the daily effective yield method. Prior to this date, acquisition premium was computed using the proportional method and was recognized daily. The Portfolios are required to record a cumulative effect adjustment to reflect amortization of premiums and discounts. The cumulative effect of this accounting change had no impact on total net assets of the Portfolios, but resulted in the following reclassification of the components of net assets as of April 30, 2002, based on securities held by the Portfolio as of that date:

                                                NET UNREALIZED         ACCUMULATED UNDISTRIBUTED NET
               PORTFOLIO                  APPRECIATION/(DEPRECIATION)        INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Core Bond Fund                                    - $                          -  $
Intermediate Bond Fund                              $   484                       $ (484)
High Yield Fund                                     $(1,360)                      $1,360

The effect of this change for the six months ended April 30, 2002 was to increase/(decrease) net investment income and increase/ (decrease) net unrealized appreciation by the following reclassifications. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

                                           NET UNREALIZED         ACCUMULATED UNDISTRIBUTED NET  NET REALIZED AND UNREALIZED
             PORTFOLIO               APPRECIATION/(DEPRECIATION)        INVESTMENT INCOME             GAINS AND LOSSES
----------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                              -   $                            $(1,901)                      $ 1,901
Intermediate Bond Fund                          $(484)                       $ 1,451                       $  (967)
High Yield Fund                                 $ 447                        $ 1,104                       $(1,551)

INCOME TAX

There is no provision for Federal income or excise tax since the Portfolios intend to qualify as regulated investment companies ("RICs") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of their taxable income.

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Portfolios to declare and pay dividends from net investment income monthly. Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2002
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Income and capital gain distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment, temporary differences do not require such reclassification.

OPERATING EXPENSES

Expenses are recorded on an accrual basis. Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all of the Portfolios or on another reasonable basis.

ORGANIZATION EXPENSES

The costs incurred by the Fund in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Core Bond Fund over a sixty-month period beginning with the commencement of its investment operations on December 30, 1997. On October 29, 1997, the Investment Adviser purchased 10,000 shares of common stock of the Fund for an aggregate purchase price of $100,000.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

The Fund's Board of Directors has approved an investment advisory agreement with the Investment Adviser for each Portfolio. For its services as investment adviser, the Core Bond Fund and the Intermediate Bond Fund each pay the Investment Advisor a monthly fee at an annual rate of 0.25% of the average daily net assets of each class. Additionally, the High Yield Fund pays the Investment Advisor a monthly fee at an annual rate of 0.50% of the average daily net assets of each class.

The Investment Adviser has voluntarily agreed to limit the total expenses of the Core Bond Fund, the Intermediate Bond Fund, and the High Yield Fund (excluding interest, taxes, brokerage and extraordinary expenses) to annual rates of 0.45%, 0.45%, and 0.55% of the average daily net assets of Class I shares, and annual rates of 0.80%, 0.80%, and 0.90% of the average daily net assets of Class P shares, respectively. During the six months ended April 30, 2002, the Investment Adviser voluntarily waived $50,221, $23,087 and $21,617 of advisory fees, and reimbursed $0, $0 and $262 for other expenses which are due from the Investment Adviser, for the Core Bond Fund, the Intermediate Bond Fund and the High Yield Fund, respectively.

ADMINISTRATOR

Pursuant to its Administration Agreement, Investors Bank & Trust Company (the "Administrator"), earns a fee for providing fund administration services to the Portfolios. Under this agreement, the Fund incurred $41,299 in administration fees for the year ended April 30, 2002.

DIRECTORS

Directors' fees of $9,011, $4,133 and $637 were paid by the Core Bond Fund, the Intermediate Bond Fund and the High Yield Fund respectively, for the six months ended April 30, 2002 to Directors who are not employees of the Investment Adviser. Directors who are not employees of the Investment Adviser received an annual retainer of $2,000, payable quarterly and $1,000 per meeting attended.

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2002
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES (CONTINUED) DISTRIBUTION

Effective October 1, 2001, the Fund changed the Portfolios' distributor from First Fund Distributors, Inc. to Quasar Distributors, LLC (the "Distributor"). The Distributor's annual compensation in the amount of $25,000 is paid directly by the Portfolios' Administrator.

The Portfolios have adopted a Distribution and Service Plan with respect to its Class P shares pursuant to Rule 12b-1 under the 1940 act (the "Plan") that allows each Portfolio to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Each Portfolio's Plan authorizes payment of up to 0.35% of average daily net assets of the Class P shares for distribution and shareholder services. As of April 30, 2002, the Board of Directors has only approved payment of up to 0.25% of average net assets.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments, other than short-term investments, for the six months ended April 30, 2002 were as follows:

                                            PURCHASES                            SALES
                                ---------------------------------  ---------------------------------
          PORTFOLIO             U.S. GOVERNMENT  OTHER SECURITIES  U.S. GOVERNMENT  OTHER SECURITIES
----------------------------------------------------------------------------------------------------
Core Bond Fund                   $238,446,380      $67,069,517      $207,862,082      $30,525,947
Intermediate Bond Fund           $ 31,939,160      $21,244,387      $ 29,648,137      $13,002,584
High Yield Fund                  $    979,101      $19,079,336      $    979,900      $ 5,436,899

The components of net unrealized appreciation of investments for federal tax purposes at April 30, 2002 for the Portfolios are as follows:

                                                                              COST FOR FEDERAL
          PORTFOLIO             APPRECIATION  DEPRECIATION  NET APPRECIATION    TAX PURPOSES
----------------------------------------------------------------------------------------------
Core Bond Fund                    $847,742     $(559,858)       $287,884        $141,311,063
Intermediate Bond Fund            $418,474     $(111,414)       $307,060        $ 38,051,957
High Yield Fund                   $150,389     $ (58,150)       $ 92,239        $ 17,273,775

5. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Portfolios and repurchase such securities from the Portfolios at a mutually agreed upon price and date.

The Portfolios will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2002
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for the Core Bond Fund were as follows for the periods indicated:

                                   SIX MONTHS ENDED            YEAR ENDED
                                    APRIL 30, 2002          OCTOBER 31, 2001
                                ----------------------  ------------------------
                                 SHARES      AMOUNT       SHARES       AMOUNT
                                ------------------------------------------------
Class I:
Shares Sold                     6,145,028  $61,430,800     167,277  $  1,664,984
Shares Reinvested                 168,665    1,684,101     349,141     3,472,015
Shares Redeemed                  (295,581)  (2,944,488) (1,497,013)  (14,990,896)
                                ------------------------------------------------
  NET INCREASE                  6,018,112  $60,170,413    (980,595) $ (9,853,897)
                                ================================================

                                           FOR THE PERIOD FROM
                                          JANUARY 25, 2002* TO
                                             APRIL 30, 2002
                                          ---------------------
                                           SHARES      AMOUNT
                                          ---------------------
Class P:
Shares Sold                                  1,845    $18,450
Shares reinvested                            -          -
Shares Redeemed                                 (5)       (50)
                                          ---------------------
  NET INCREASE                               1,840    $18,400
                                          =====================

   *  Commencement of investment operations

Transactions in capital stock for the Intermediate Bond Fund were as follows for the periods indicated:

                                   SIX MONTHS ENDED           YEAR ENDED
                                    APRIL 30, 2002         OCTOBER 31, 2001
                                ----------------------  ----------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT
                                ----------------------------------------------
Class I:
Shares Sold                     1,326,922  $13,183,868  1,257,096  $12,998,875
Shares Reinvested                 127,443    1,288,417     87,092      895,953
Shares Redeemed                   (63,033)    (649,940)    (4,702)     (49,940)
                                ----------------------------------------------
  NET INCREASE                  1,391,332  $13,822,345  1,339,486  $13,844,888
                                ==============================================

SEIX FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2002
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)
Transactions in capital stock for the High Yield Fund were as follows for the period indicated:

                                                       FOR THE PERIOD FROM
                                 SIX MONTHS ENDED     DECEMBER 29, 2000* TO
                                  APRIL 30, 2002        OCTOBER 31, 2001
                                -------------------  -----------------------
                                SHARES     AMOUNT     SHARES       AMOUNT
                                --------------------------------------------
Class I:
Shares Sold                     598,132  $6,241,303   436,570    $4,499,513
Shares Reinvested                11,015     114,537     9,550        99,011
Shares Redeemed                    -         -          -            -
                                --------------------------------------------
  NET INCREASE                  609,147  $6,355,840   446,120    $4,598,524
                                ============================================

                                            FOR THE PERIOD FROM
                                           DECEMBER 21, 2001* TO
                                              APRIL 30, 2002
                                          -----------------------
                                           SHARES       AMOUNT
                                          -----------------------
Class P:
Shares Sold                                656,712    $6,572,421
Shares reinvested                            5,677        56,555
Shares Redeemed                            (28,275)     (283,427)
                                          -----------------------
  NET INCREASE                             634,114    $6,345,549
                                          =======================

   *  Commencement of investment operations

SEIX FUNDS, INC.
OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION
APRIL 30, 2002
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Christina Seix
DIRECTOR AND CHAIRMAN
  OF THE FUND

John G. Talty
DIRECTOR AND PRESIDENT
  OF THE FUND

C. Alan MacDonald
DIRECTOR OF THE FUND

John E. Manley, Sr.
DIRECTOR OF THE FUND

John R. O'Brien
DIRECTOR OF THE FUND

Peter J. Bourke
VICE PRESIDENT OF THE FUND

James Smith
TREASURER OF THE FUND

Stephen Harris
ASSISTANT TREASURER OF THE FUND

Cynthia Surprise
SECRETARY OF THE FUND

Sandra I. Madden
ASSISTANT SECRETARY
  OF THE FUND

INVESTMENT ADVISER

Seix Investment Advisors Inc.
300 Tice Blvd.
Woodcliff Lake, NJ 07675

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND FUND
ACCOUNTING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert
1500 K Street, N.W.
Washington, D.C. 20005-1208

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116